Segment disclosure - Non-current assets located in different jurisdictions (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Segment disclosure
Total non-current assets	$ 1,837,426	$ 1,246,424
Australia
Segment disclosure
Total non-current assets	636,310	572,988
United States
Segment disclosure
Total non-current assets	399,051	200,457
Canada
Segment disclosure
Total non-current assets	254,066	151,800
South Africa
Segment disclosure
Total non-current assets	130,975	131,345
Peru
Segment disclosure
Total non-current assets	115,179	95,620
Mexico
Segment disclosure
Total non-current assets	72,826
Cote d'Ivoire
Segment disclosure
Total non-current assets	59,321
Colombia
Segment disclosure
Total non-current assets	46,040	48,577
Chile
Segment disclosure
Total non-current assets	31,764	20,172
Guatemala
Segment disclosure
Total non-current assets	24,900
Honduras
Segment disclosure
Total non-current assets	22,268
Mongolia
Segment disclosure
Total non-current assets	18,110	19,315
Other
Segment disclosure
Total non-current assets	$ 26,616	$ 6,150